BASIS OF PRESENTATION - Debt Obligations (Details) (USD $)	3 Months Ended	12 Months Ended										3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Term Debt [Member]	Dec. 31, 2013 Term Debt [Member]	Dec. 31, 2012 Term Debt [Member]	Mar. 31, 2014 Senior secured notes	Dec. 31, 2013 Senior secured notes	Dec. 31, 2012 Senior secured notes	Jun. 29, 2012 Senior secured notes	Feb. 04, 2011 Senior secured notes	Mar. 31, 2013 Other operating income	Mar. 31, 2014 Senior Notes Due 2018
Debt Instrument [Line Items]
Debt arrangements	$ 800,231,000	$ 339,837,000	$ 360,989,000	$ 81,000,000	$ 85,500,000	$ 103,500,000	$ 251,500,000	$ 251,500,000	$ 252,000,000
Business interruption insurance proceeds recorded in income		16,200,000	17,300,000									4,800,000
Cash proceeds from business interruption insurance	4,600,000
Secured senior note													$ 425,000,000
Stated interest rate (percent)				8.02%			10.75%			10.75%	10.75%		10.75%